Research and Development (Schedule of Research and Development) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and Development [Abstract]
Consultants and subcontractors	$ 2,572	$ 4,262
Salaries and related expenses	1,085	1,446
Lease and maintenance	58	54
Share-based compensation	22	263
Other expenses	43	55
Total	$ 3,780	$ 6,080